Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
3. Intangible Assets

Intangible assets consist of the following:

	March 31,	December 31,
	2014	2013

Patents	$208,943	$208,943
Less: Accumulated amortization	100,820	96,653

Intangible assets, net	$108,123	$112,290

Amortization expense was approximately $4,200, $4,200 and $104,300 for the three months ended March 31, 2014 and 2013 and for the period from inception to March 31, 2014, respectively.

3. Intangible Assets

Intangible assets consist of the following:

	December 31,	December 31,
	2013	2012

Patents	$208,943	$208,943
Less: Accumulated amortization	96,653	79,985

Intangible assets, net	$112,290	$128,958

Amortization expense was approximately $16,700, $16,700 and $100,100 for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013, respectively.